Derivative Instruments - Potential Effect of Netting Arrangements, Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	$ 4.4	$ 8.5
Financial Instruments	(4.4)	(8.5)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
A
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	2.6	4.2
Financial Instruments	(2.6)	(4.2)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
B
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	0.6	1.4
Financial Instruments	(0.6)	(1.4)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
F
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets		1.3
Financial Instruments		(1.3)
Cash Collateral Posted		0.0
Net Amount		0.0
H
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	0.5
Financial Instruments	(0.5)
Cash Collateral Posted	0.0
Net Amount	0.0
Other
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	0.7	1.6
Financial Instruments	(0.7)	(1.6)
Cash Collateral Posted	0.0	0.0
Net Amount	$ 0.0	$ 0.0